Recapitalization (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 09, 2022
Recapitalization (Details) [Line Items]
Ordinary shares issued	176,300,513	153,300,513
Converted ordinary shares	482,500
MicroAlgo [Member]
Recapitalization (Details) [Line Items]
Outstanding equity interest percentage	56.00%	65.90%
Merger Agreement [Member]
Recapitalization (Details) [Line Items]
Shares issued			39,603,961
MicroAlgo [Member]
Recapitalization (Details) [Line Items]
Ordinary shares issued	43,856,706
Ordinary shares held, description	(i) the 3,963,745 ordinary shares held by previous Venus public shareholders and its Sponsor; (ii) the 39,603,961 newly issued Venus ordinary shares to the VIYI shareholders pursuant to the Merger Agreement, of which 792,079 ordinary shares issued to the Majority Shareholder will be held in escrow to satisfy any potential indemnification claims(s) which may be made by Venus under the Merger Agreement; (iii) the 214,000 newly issued Venus ordinary shares to the Joyous JD Limited as part of the backstop investment; and (iv) the 75,000 ordinary shares held by Venus’ underwriter.
Warrants issued	4,825,000
Warrants outstanding	4,825,000
Public Investors [Member]
Recapitalization (Details) [Line Items]
Warrants	4,600,000
Sponsor [Member]
Recapitalization (Details) [Line Items]
Shares issued	1,375,000
Warrants	225,000